Net Income (Loss) Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) per share (Textual)
Shares which were excluded from computation of earnings per share			17,602,800
Common shares attributable to conversion of debt securities			916,667
Stock Options [Member]
Net income (loss) per share (Textual)
Shares which were excluded from computation of earnings per share	893,599	15,425,001		15,425,001
Warrant [Member]
Net income (loss) per share (Textual)
Shares which were excluded from computation of earnings per share		25,572,059	295,051	25,572,059
Convertible Debt [Member]
Net income (loss) per share (Textual)
Common shares attributable to conversion of debt securities	916,667	17,602,800